Other Equity Instruments	6 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [abstract]
Other Equity Instruments
27. OTHER EQUITY INSTRUMENTS

	Interest rate		30 June 2021	31 December 2020
	%	Next call date	£m	£m
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	745	745
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.33	n/a	—	500
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	450	—
			2,191	2,241

In March 2021, Santander UK Group Holdings plc purchased and redeemed the £500m 5.33% Fixed Rate Reset Perpetual AT1 Capital Securities and issued £450m 4.25% Fixed Rate Reset Perpetual AT1 Capital Securities, which were fully subscribed by the Company’s immediate parent company, Banco Santander SA.